Loss Per Share/Ads (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share Or Ads [Abstract]
Schedule of shares and loss used in the computation of loss per share or ads
	Year ended December 31,
	2019		2018		2017
Amounts used in the computation of basic and diluted loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss
	In thousands	USD	In thousands	USD	In thousands	USD

Continuing operations:

Basic loss per share	171,593	$(4,479)	139,924	$(6,534)	116,743	$(6,244)

Effect of potential dilutive ordinary shares (**)	-	-	19,433	(395)	-	-

Diluted loss per share	171,593	(4,479)	159,357	(6,929)	116,743	(6,244)

Discontinued operations:

Basic and Diluted loss per share	171,593	(315)	139,924	(1,989)	-	-

Effect of potential dilutive ordinary shares (**)	-	-	19,433	-	-	-

Diluted loss per share	171,593	$(315)	159,357	$(1,989)	-	$-

(*)	In order to calculate the weighted number of ADSs, the weighted number of ordinary shares was divided by 40 (refer to Note 1a).

(**)	Due to the effect of the Convertible Debentures.